SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Anti-dilutive shares	1,260,984	1,119,310	673,892
Restricted bank deposit	$ 350
Increase in Operating lease ROU assets and liabilities	$ 1,200